Debt - Analysis of Borrowings by Currency (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Borrowings [Line Items]
Short-term bank loans, overdrafts and commercial paper	£ 131	£ 307
Term debt	5,828	6,541
Lease liabilities	208	275
Total	6,167	7,123
US dollars [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Short-term bank loans, overdrafts and commercial paper	68	228
Term debt	2,691	2,751
Lease liabilities	79	120
Total	2,838	3,099
Pounds Sterling [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Short-term bank loans, overdrafts and commercial paper		9
Lease liabilities	51	60
Total	51	69
Euro [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Short-term bank loans, overdrafts and commercial paper	15	20
Term debt	3,137	3,790
Lease liabilities	47	61
Total	3,199	3,871
Other Currencies [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Short-term bank loans, overdrafts and commercial paper	48	50
Lease liabilities	31	34
Total	£ 79	£ 84